Document and Entity Information	Nov. 02, 2022
Cover [Abstract]
Entity Registrant Name	TTM TECHNOLOGIES INC
Amendment Flag	true
Entity Central Index Key	0001116942
Document Type	8-K/A
Document Period End Date	Nov. 02, 2022
Entity Incorporation State Country Code	DE
Entity File Number	0-31285
Entity Tax Identification Number	91-1033443
Entity Address, Address Line One	200 East Sandpointe
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Santa Ana
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92707
City Area Code	(714)
Local Phone Number	327-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	TTMI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On November 2, 2022 TTM Technologies, Inc. issued a news release solely to provide updated dial-in information for its previously announced third quarter earnings call. As provided in General Instruction B.2 to Form 8-K, the information furnished in Item 2.02 and Exhibit 99.1 hereto shall not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or otherwise subject to the liabilities under that Section, and shall not be deemed incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except as shall be expressly provided by specific reference in such filing.